Contract assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract assets [abstract]
Contract assets,includes leases	R$ 276,893	R$ 276,893
foreign currency exchange effects in the contract asset	622,803	300,792	R$ 238,330
Construction margin	109,369	98,402	R$ 86,477
Contracts assets	R$ 62,599	R$ 67,714